Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Raw materials and consumables	$ 12,848,000	$ 15,547,000
Work-in-progress	9,848,000	10,034,000
Finished goods	3,222,000	1,460,000
Service inventory	4,180,000	2,270,000
Inventories	30,098,000	29,311,000
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	47,559,000	39,647,000
Inventory write-down	2,985,000	1,300,000
Reversal of inventory write-down	609,000	409,000
Inventory net write-down	2,376,000	891,000
Program Expense
Trade and other current receivables [abstract]
Inventory write-down	$ 143,000	$ 0